Reconciliation of Basic And Diluted Shares Used In Computing Earnings Per Equity Share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share

The following is a reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share:

	Year ended March 31,
	2020	2019	2018
Basic earnings per equity share - weighted average number of equity shares outstanding (1)(2)	4,257,754,522	4,347,130,157	4,510,664,644
Effect of dilutive common equivalent shares - share options outstanding	7,389,706	6,290,615	4,483,096
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	4,265,144,228	4,353,420,772	4,515,147,740

(1)	excludes treasury shares
(2)	adjusted for bonus shares, wherever applicable Refer to Note 2.15